Share-based Compensation - Summary of Restricted Stock Unit Activity (Details) - 2021 Plan - Restricted Stock Units (RSUs)	6 Months Ended
	Jun. 30, 2023 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ordinary shares, Nonvested Beginning Balance	2,859,385
Ordinary shares, Granted	1,929,954	[1]
Ordinary shares, Vested	(1,234,152)	[2]
Ordinary shares, Forfeited	(311,981)
Restricted Stock Units, Performance adjustments	75,183	[3]
Ordinary shares, Nonvested Ending Balance	3,318,389
Weighted Average Grant Date Fair Value, Outstanding Beginning Balance | $ / shares	$ 45.95
Weighted Average Grant Date Fair Value, Granted | $ / shares	16.78	[1]
Weighted Average Grant Date Fair Value, Vested | $ / shares	33.48	[2]
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	55.23
Weighted Average Grant Date Fair Value, Outstanding Ending balance | $ / shares	$ 28.96

[1]	Represents RSUs and PRSUs granted based on performance target achievement of 100%
[2]	Represents the number of shares vested and distributed during the period. The total grant date fair value of units vested was $41,621.
[3]	Represents the adjustment to the number of PRSUs distributed based on actual performance compared to target.